Segment Information - Reconciliation of segment results to Consolidated Results (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment loss	$ (2,357,741)	$ (127,691)	$ (5,819,599)
Unallocated corporate expenses:
General and administrative expenses	2,357,741	127,691	5,819,599
Loss from operations	$ (2,357,741)	(127,691)	(5,819,599)
Enjoy Technology Inc [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue			40,211,000	$ 25,825,000	$ 60,323,000	$ 45,657,000
Segment loss			(73,468,000)	(49,764,000)	(111,627,000)	(89,758,000)
Unallocated corporate expenses:
Operations and technology			36,337,000	27,538,000	60,254,000	50,996,000
General and administrative expenses			25,755,000	16,910,000	35,651,000	30,368,000
Loss from operations			(73,468,000)	(49,764,000)	(111,627,000)	(89,758,000)
Enjoy Technology Inc [Member] | Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment loss			(53,228,000)	(37,556,000)	(82,836,000)	(64,302,000)
Unallocated corporate expenses:
Operations and technology			(6,445,000)	(5,819,000)	(12,879,000)	(12,305,000)
General and administrative expenses			(13,795,000)	(6,389,000)	(15,912,000)	(13,151,000)
Loss from operations			(53,228,000)	(37,556,000)	(82,836,000)	(64,302,000)
Enjoy Technology Inc [Member] | North America Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue			32,677,000	20,108,000	46,593,000	38,722,000
Enjoy Technology Inc [Member] | North America Segment [Member] | Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment loss			(39,914,000)	(30,097,000)	(64,669,000)	(54,923,000)
Unallocated corporate expenses:
Loss from operations			(39,914,000)	(30,097,000)	(64,669,000)	(54,923,000)
Enjoy Technology Inc [Member] | Europe Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue			7,534,000	5,717,000	13,730,000	6,935,000
Enjoy Technology Inc [Member] | Europe Segment [Member] | Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment loss			(13,314,000)	(7,459,000)	(18,167,000)	(9,379,000)
Unallocated corporate expenses:
Loss from operations			$ (13,314,000)	$ (7,459,000)	$ (18,167,000)	$ (9,379,000)